Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of internal credit grades [line items]
ECL allowance	$ 19	$ 22
Residential mortgages	251,526	221,165
Business and government loans	150,213	135,546
Customers' liability under acceptances	10,958	9,606
Expected credit loss allowance on debt securities classified at amortized cost	15	16
Business and government [member]
Disclosure of internal credit grades [line items]
Customers' liability under acceptances	10,958	9,606
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Expected credit loss allowance on debt securities classified at amortized cost	$ 13	$ 14
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
PercentageOfImpairedLoansFullyOrPartiallyCollateralized	89.00%	93.00%
Residential mortgages	$ 638	$ 809
Stage 3 [member] | Financial instruments credit-impaired [member] | Other assets [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	18	23
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	16	63
Business and government loans	$ 25,651	$ 23,291